Employment benefit plan	12 Months Ended
Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Employment benefit plan

34.	Employment benefit plan

	March 31,
	2024	2025
Defined benefit obligation	71,449	87,180
Liability for compensated absences	25,708	41,200
Total liability	97,157	128,380

Current	41,307	62,550
Non Current	55,850	65,830
Total	97,157	128,380
Net Unfunded liability	71,449	87,180

The Group’s gratuity scheme for its employees in India, is a defined benefit plan. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salary and the years of employment with the Group. The benefit plan is partially funded. The following table sets out the disclosure in respect of the defined benefit plan.

Movement in obligation

	March 31,
	2024	2025
Present value of obligation at beginning of year	79,497	76,876
On account of business combination	-	15,833
Interest cost	4,269	5,543
Current service cost	8,437	12,563
Past service cost	(1,633)	-
Remeasurement (gain)/ loss on obligation	-	-
-economic assumptions	4,581	1,641
-demographic assumptions	(211)	448
-experience assumptions	1,874	1,037
Benefits paid	(19,938)	(14,284)
Present value of obligation at closing of year	76,876	99,657

Movement in plan assets*

	March 31,
	2024	2025
Fair value of plan assets at beginning of the year	8,218	5,427
On account of business combination	-	6,937
Employer contributions	-	-
Benefits paid	(3,169)	(849)
Return on plan assets (excluding amounts included in net interest expense)	584	890
Remeasurement (gain)/loss on plan assets	(206)	72
Fair value of plan assets at end of the year	5,427	12,477

*	plan assets represents investment made by the Company in LIC funds.

Unfunded liability

	March 31,
	2024	2025
Current	15,601	21,350
Non-current	55,848	65,830
Unfunded liability recognized in statement of financial position	71,449	87,180

Components of cost recognized in profit or loss

	2023	2024	2025
Current service cost	8,619	8,437	12,563
Past service cost	-	(1,633)	-
Net interest cost	2,702	3,686	4,653
	11,321	10,490	17,216

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2025

(Amount in INR thousands, except per share data and number of shares)

Amount recognized in other comprehensive income

	2023	2024	2025
Remeasurement loss on obligation*	10,713	6,006	3,061

*	Refer to Note 31 for the movement during the year.

The principal actuarial assumptions used for estimating the group’s defined benefit obligations are set out below:

	March 31,
	2024	2025
Discount rate	7.19%	6.54%- 6.85%
Future salary increase	5.00%	5.00%
Average expected future working life (years)	3.46-3.63	3.21-16.09
Retirement age (years)	65	60-65
Mortality table	IALM* (2012-14) Ultimate
Withdrawal rate (%)
Ages
Upto 30 years	30%	2%-27%
From 31 to 44 years	29%	2%-31%
Above 44 years	23%	2%-31%

*	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	March 31,
	2024	2025
a) Impact of the change in discount rate
a) Impact due to increase of 0.50%	(1,152)	(9,616)
b) Impact due to decrease of 0.50%	1,191	15,688

b) Impact of the change in salary increase
a) Impact due to increase of 0.50%	1,255	14,872
b) Impact due to decrease of 0.50%	(1,231)	(8,718)

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. These analysis are based on a change in a significant assumption, keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

The following payments are expected contributions to the defined benefit plan in future years:

	March 31,
	2024	2025
Year 1	21,029	27,720
Year 2	15,962	17,335
Year 3	12,549	14,401
Year 4	10,899	12,037
Year 5	8,589	9,501
Year 6-10	21,709	28,428
Above 10	8,366	33,562
Total expected payments	99,103	142,984

b) Defined contribution plans

During the year, the Group has realized the following amounts in the Statement of Profit and Loss (refer to note 11)

	March 31,
	2024	2025
Employer’s contribution to Employees’ Provident fund	38,683	63,031
Employer’s contribution to Labour Welfare Fund	16,000	630
	54,683	63,661

CODE ON SOCIAL SECURITY, 2020

The Code on Social Security, 2020 (‘Code’) relating to employee benefits during employment and post-employment benefits received Presidential assent in September 2020. The Code has been published in the Gazette of India. However, the date on which the Code will come into effect has not been notified and the final rules/interpretation have not yet been issued. The Company will assess the impact of the Code when it comes into effect and will record any related impact in the period the Code becomes effective. Based on a preliminary assessment, the entity believes the impact of the change will not be significant.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)